Average Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2025
Fidelity New York Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.50%
Past 5 years	0.90%
Past 10 years	2.16%
Fidelity New York Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.50%
Past 5 years	0.84%
Past 10 years	2.05%
Fidelity New York Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.03%
Past 5 years	1.26%
Past 10 years	2.27%
LB034
Average Annual Return:
Past 1 year	0.65%
Past 5 years	0.92%
Past 10 years	2.31%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%